Property, Plant and Equipment - Disclosure of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 45,895	$ 54,681	$ 63,621
Additions	2,383	2,670	1,071
Disposal		(67)	(391)
Reclassification	640
Depreciation & impairment expense	(11,326)	(10,742)	(10,064)
Translation adjustments	1,197	(647)	443
Ending balance	38,788	45,895	54,681
Gross Value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	98,647	98,270
Ending balance	103,954	98,647	98,270
Accumulated Depreciation and Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated depreciation and impairment at end of period	(65,166)	(52,752)	(43,589)
Land and Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,312	7,868	9,321
Additions		20
Disposal			(173)
Reclassification	393	715	332
Depreciation & impairment expense	(1,958)	(1,864)	(1,911)
Translation adjustments	764	(426)	298
Ending balance	5,510	6,312	7,868
Land and Buildings [Member] | Gross Value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	18,139	18,544
Ending balance	20,920	18,139	18,544
Land and Buildings [Member] | Accumulated Depreciation and Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated depreciation and impairment at end of period	(15,410)	(11,827)	(10,676)
Technical Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	38,123	44,131	51,072
Additions	548	652	60
Disposal		(38)	(153)
Reclassification	921	2,008	258
Depreciation & impairment expense	(9,004)	(8,467)	(7,191)
Translation adjustments	350	(163)	85
Ending balance	30,938	38,123	44,131
Technical Equipment [Member] | Gross Value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	75,222	73,483
Ending balance	76,506	75,222	73,483
Technical Equipment [Member] | Accumulated Depreciation and Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated depreciation and impairment at end of period	(45,568)	(37,099)	(29,351)
Fixtures, Fittings and Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,177	1,354	2,277
Additions	51	113	19
Disposal		(3)	(1)
Reclassification	63	151	3
Depreciation & impairment expense	(364)	(411)	(963)
Translation adjustments	50	(27)	20
Ending balance	977	1,177	1,354
Fixtures, Fittings and Other Equipment [Member] | Gross Value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,100	4,973
Ending balance	5,166	5,100	4,973
Fixtures, Fittings and Other Equipment [Member] | Accumulated Depreciation and Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated depreciation and impairment at end of period	(4,189)	(3,923)	(3,619)
Assets Under Construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	282	1,328	952
Additions	1,784	1,885	993
Disposal		(26)	(64)
Reclassification	(737)	(2,873)	(593)
Depreciation & impairment expense
Translation adjustments	34	(31)	40
Ending balance	1,363	282	1,328
Assets Under Construction [Member] | Gross Value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	186	1,271
Ending balance	1,363	186	1,271
Assets Under Construction [Member] | Accumulated Depreciation and Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated depreciation and impairment at end of period	$ 0	$ 97	$ 57